Expense Example	Mar. 31, 2025 USD ($)
Astoria Real Assets ETF | Astoria Real Assets ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 61
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	335
Expense Example, with Redemption, 10 Years	750
AXS Esoterica NextG Economy ETF | AXS Esoterica NextG Economy ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	377
Expense Example, with Redemption, 5 Years	695
Expense Example, with Redemption, 10 Years	1,596
AXS Green Alpha ETF | AXS Green Alpha ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	318
Expense Example, with Redemption, 5 Years	552
Expense Example, with Redemption, 10 Years	1,225
AXS Knowledge Leaders ETF | AXS Knowledge Leaders ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	268
Expense Example, with Redemption, 5 Years	466
Expense Example, with Redemption, 10 Years	$ 1,037